Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options granted	71,686
Non-qualified stock options received by nonemployee directors	3,000
Weighted-average grant-date exercise price of options granted	$ 69.12	$ 86.90	$ 95.27
Aggregate intrinsic values of options exercised	$ 7,176,000	$ 1,621,000	$ 3,978,000
Aggregate intrinsic values for options outstanding	13,121,000
Aggregate intrinsic values for options exercisable	10,492,000
Common stock price	$ 94.28
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62
Shares available for grant	510,000
Common stock reserved for future issuance	250,000
Cumulative shares issued under shareholder value achievement plan	42,025
Recognized tax benefit related to stock-based compensation expense	3,075,000	4,557,000	5,804,000
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 94.28
Weighted-average grant-date fair value of stock awards, granted	$ 81.41	$ 84.71	$ 79.78
Aggregate intrinsic values for stock awards	808,000
Aggregate intrinsic values of stock awards, distributed	375,000	165,000	0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 69.12	$ 86.90	$ 91.33
Aggregate intrinsic values for stock awards	22,495,000
Aggregate intrinsic values of stock awards, distributed	$ 8,695,000	$ 10,237,000	$ 10,031,000
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000
Minimum percentage of directors retainer required to be paid in common stock	50.00%
Percentage of discount rate to market value on directors fees paid in common stock	20.00%
Common stock issued under the plan	23,830	19,977	17,804